Pension Plans (Details 1) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
UK Pension Benefits
Amounts recognized in accumulated other comprehensive loss
Net actuarial loss	$ 809	$ 815
Prior service gain	(20)	(24)
US Pension Benefits
Amounts recognized in accumulated other comprehensive loss
Net actuarial loss	399	233
Prior service gain	$ 0	$ 0